Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Environmental Expenses [Line Items]
Total Disbursements	$ 11,353,961	$ 36,674,837	$ 4,413,727
Amounts Capitalized	7,491,710	35,333,064	555,830
Expenses	3,862,251	1,341,773	2,806,941
Total Disbursements	$ 11,353,961	36,674,837
Total disbursements previous period		$ 8,764,952	3,859,825	$ 4,413,727
Environmental Costs In Thermal Plants [Member]
Environmental Expenses [Line Items]
Project Name	Environmental costs in thermal plants	Environmental costs in thermal plants
Project Description	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants.	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants.
Project Status [Terminated, In Process]	In process	In process
Total Disbursements	$ 251,277	$ 181,644
Expenses	251,277	181,644
Total Disbursements	$ 251,277	181,644
Total disbursements previous period		$ 181,644	127,053
Environmental Costs In Combined Cycle Plants [Member]
Environmental Expenses [Line Items]
Project Name	Environmental costs in combined cycle plants	Environmental costs in combined cycle plants
Project Description	Principal incurred expenses: Bocamina U1-2: Operation and maintenance of air monitoring and meteorological stations, Environmental audit monitoring network, CEMS Annual Validation, Biomass Protocol Service, Environment Materials (magazine, books), Isocinetic Measurements , SGI Works (NC Objective, Inspections, Audits and Audit) ISO 14001, OHSAS Certification, Operation and Maintenance Service CEMS.	Principal incurred expenses: Bocamina U1-2: Operation and maintenance of air monitoring and meteorological stations, Environmental audit monitoring network, CEMS Annual Validation, Biomass Protocol Service, Environment Materials (magazine, books), Isocinetic Measurements , SGI Works (NC Objective, Inspections, Audits and Audit) ISO 14001, OHSAS Certification, Operation and Maintenance Service CEMS.
Project Status [Terminated, In Process]	In process	In process
Total Disbursements	$ 1,252,355	$ 567,616
Expenses	1,252,355	567,616
Total Disbursements	$ 1,252,355	567,616
Total disbursements previous period		$ 567,616	196,060
Environmental Costs In Hydroelectric Plants [Member]
Environmental Expenses [Line Items]
Project Name	Environmental costs in hydroelectric plants	Environmental costs in hydroelectric plants
Project Description	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants Estudios, monitoreos, análisis de laboratorio, retiro y disposición final de residuos sólidos en centrales termoeléctricas (C.T.)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants Estudios, monitoreos, análisis de laboratorio, retiro y disposición final de residuos sólidos en centrales termoeléctricas (C.T.)
Project Status [Terminated, In Process]	In process	In process
Total Disbursements	$ 870,281	$ 243,264
Expenses	870,281	243,264
Total Disbursements	$ 870,281	243,264
Total disbursements previous period		$ 243,264
Ralco Hydroelectric Plant [Member]
Environmental Expenses [Line Items]
Project Name	Ralco Hydroelectric Plant	Ralco Hydroelectric Plant
Project Description	Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu
Project Status [Terminated, In Process]	In process	In process
Total Disbursements	$ 5,075,137	$ 4,497,330
Amounts Capitalized	5,075,137	4,497,330
Total Disbursements	$ 5,075,137	4,497,330
Total disbursements previous period		$ 4,497,330
Tal Tal Thermal Plant [Member]
Environmental Expenses [Line Items]
Project Name	Tal Tal Thermal Plant	Tal Tal Thermal Plant
Project Description	Engineering, Civil Works and Permits	Engineering, Civil Works and Permits
Project Status [Terminated, In Process]	In process	In process
Total Disbursements	$ 1,290,133	$ 3,173,813
Amounts Capitalized	1,290,133	3,173,813
Total Disbursements	$ 1,290,133	3,173,813
Total disbursements previous period		$ 3,173,813	$ 11,376
CT Bocamina [Member]
Environmental Expenses [Line Items]
Project Name			CT Bocamina
Project Description			Emissions monitoring, CEMS project, NOX abatement
Project Status [Terminated, In Process]			In process
Total Disbursements			$ 1,855
Amounts Capitalized			$ 1,855
Total disbursements previous period				1,855
Central Environmental Costs [Member]
Environmental Expenses [Line Items]
Project Name			Central Environmental Costs
Project Description			Waste treatment, sanitation
Project Status [Terminated, In Process]			In process
Total Disbursements			$ 2,455,575
Expenses			$ 2,455,575
Total disbursements previous period				2,455,575
Cems C.T. Quintero Project [Member]
Environmental Expenses [Line Items]
Project Name			Cems project
Project Description			Cems C.T. Quintero project
Project Status [Terminated, In Process]			In process
Total Disbursements			$ 33
Amounts Capitalized			$ 33
Total disbursements previous period				33
Cems C.T. SanIsidro II Project [Member]
Environmental Expenses [Line Items]
Project Name			Cems project
Project Description			Cems C.T. San Isidro II project
Project Status [Terminated, In Process]			In process
Total Disbursements			$ 16
Amounts Capitalized			$ 16
Total disbursements previous period				16
Cems C.T. Tal Tal Project [Member]
Environmental Expenses [Line Items]
Project Name			Cems project
Project Description			Cems C.T. Tal Tal project
Project Status [Terminated, In Process]			In process
Total Disbursements			$ 12
Amounts Capitalized			$ 12
Total disbursements previous period				12
Regularizations C.H. [Member]
Environmental Expenses [Line Items]
Project Name			Regularizations C.H.
Project Description			Regularizations C.H.
Project Status [Terminated, In Process]			In process
Total Disbursements			$ 155,485
Amounts Capitalized			$ 155,485
Total disbursements previous period				155,485
Regularizations C.H. Ralco [Member]
Environmental Expenses [Line Items]
Project Name			Regularizations C.H. Ralco
Project Description			Social Afforestation Program and Restorations Palmucho Chenqueco bypass road; Bridge reconstruction Lonquimay.
Project Status [Terminated, In Process]			In process
Total Disbursements			$ 1,051,017
Amounts Capitalized			61
Total disbursements previous period				1,051,017
Gas Atacama Chile [Member] | Normalization CEMS [Member]
Environmental Expenses [Line Items]
Project Name	Normalization CEMS
Project Description	Normalization of warehouses, environmental management
Project Status [Terminated, In Process]	In process
Total Disbursements	$ 1,021,630
Amounts Capitalized	1,021,630
Total Disbursements	$ 1,021,630
Gas Atacama Chile [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Project Name	Environmental monitoring
Project Description	Environmental monitoring
Project Status [Terminated, In Process]	In process
Total Disbursements	$ 1,463,204
Expenses	1,463,204
Total Disbursements	$ 1,463,204
Gas Atacama Chile [Member] | Studies, Monitoring And Waste Disposal [Member]
Environmental Expenses [Line Items]
Project Name		Studies, monitoring and waste disposal
Project Description		Hygiene, waste treatment, management system and pest control
Project Status [Terminated, In Process]		Terminated
Total Disbursements		$ 78,221
Expenses		78,221
Total Disbursements		$ 78,221
Total disbursements previous period			2,457,430
Gas Atacama Chile [Member] | Studies Monitoring And Laboratory Analysis [Member]
Environmental Expenses [Line Items]
Project Name		Studies, monitoring and laboratory analysis
Project Description		Removal and final disposal of solid waste in thermal power plants
Project Status [Terminated, In Process]		In process
Total Disbursements		$ 169,743
Expenses		169,743
Total Disbursements		$ 169,743
Gas Atacama Chile [Member] | Coal-fired Power Stations Centrales a Carbon [Member]
Environmental Expenses [Line Items]
Project Name		Coal-fired power stationsCentrales a carbón
Project Description		Emissions Standard (Desox and Denox Tarapacá)
Project Status [Terminated, In Process]		In process
Total Disbursements		$ 27,648,451
Amounts Capitalized		27,648,451
Total Disbursements		$ 27,648,451
Gas Atacama Chile [Member] | ZLD Plant Studies [Member]
Environmental Expenses [Line Items]
Project Name		ZLD plant (studies)
Project Description		ZLD plant (studies)
Project Status [Terminated, In Process]		Terminated
Total Disbursements		$ 13,470
Amounts Capitalized		13,470
Total Disbursements		$ 13,470
Total disbursements previous period			$ 1,051,017
Pehuenche [Member] | Hydro Power Plants Environmental Costs [Member]
Environmental Expenses [Line Items]
Project Name	Hydro Power Plants Environmental Costs	Hydro Power Plants Environmental Costs	Hydro Power Plants Environmental Costs
Project Description	Studies, monitoring, laboratory analysis, removal and disposal of solid waste from hydropower (Hydroelectric Power Plant)	Studies, monitoring, laboratory analysis, removal and disposal of solid waste from hydropower (Hydroelectric Power Plant)	Studies, monitoring, laboratory analysis, removal and disposal of solid waste from hydropower (Hydroelectric Power Plant)
Project Status [Terminated, In Process]	In process	In process	In process
Total Disbursements	$ 6,787	$ 6,515	$ 16,877
Expenses	6,787	6,515	16,877
Total Disbursements	$ 6,787	6,515
Total disbursements previous period		$ 6,515	$ 16,877	16,877
Pehuenche [Member] | Investments In Central Hydroelectric Plants [Member]
Environmental Expenses [Line Items]
Project Name			Investments in Central Hydroelectric Plants
Project Description			Regularization fuel facilities; Regularization water and sewer system; Regularization collection wells; Fabrication and installation cubits acid spill; Normalization fenced site archeology
Project Status [Terminated, In Process]			In process
Total Disbursements			$ 361,712
Amounts Capitalized			361,712
Total disbursements previous period				361,712
Eolica Canela [Member] | Environmental Expenditures In Power Plants [Member]
Environmental Expenses [Line Items]
Project Name	Environmental expenditures in power plants.	Environmental expenditures in power plants.
Project Description	Analysis and monitoring of water quality and Canela's hygienic maintenance	Analysis and monitoring of water quality and Canela's hygienic maintenance.
Project Status [Terminated, In Process]	In process	In process
Total Disbursements	$ 18,347	$ 94,770
Expenses	18,347	94,770
Total Disbursements	$ 18,347	94,770
Total disbursements previous period		$ 94,770	$ 12
Eolica Canela [Member] | Improving Reforested Sectors [Member]
Environmental Expenses [Line Items]
Project Name	Improving reforested sectors
Project Description	Environmental maintenance
Project Status [Terminated, In Process]	In process
Total Disbursements	$ 104,810
Amounts Capitalized	104,810
Total Disbursements	$ 104,810
Eolica Canela [Member] | Central Environmental Expenses [Member]
Environmental Expenses [Line Items]
Project Name			Central Environmental expenses
Project Description			Analysis and monitoring water quality and Sanitation Canela
Project Status [Terminated, In Process]			In process
Total Disbursements			$ 11,376
Expenses			$ 11,376
Total disbursements previous period				11,376
Compania Electrica de Tarapaca S.A. [Member] | Waste [Member]
Environmental Expenses [Line Items]
Project Name			Waste
Project Description			Studies, monitoring, laboratory analysis and waste disposal retirement
Project Status [Terminated, In Process]			Terminated
Total Disbursements			$ 196,060
Expenses			$ 196,060
Total disbursements previous period				196,060
Compania Electrica de Tarapaca S.A. [Member] | Afforestation (RCA) Water Eyes [Member]
Environmental Expenses [Line Items]
Project Name			Afforestation (RCA) Water Eyes
Project Description			Afforestation (RCA) Water Eyes
Project Status [Terminated, In Process]			Terminated
Total Disbursements			$ 27,032
Amounts Capitalized			$ 27,032
Total disbursements previous period				27,032
Compania Electrica de Tarapaca S.A. [Member] | Waste Treatment [Member]
Environmental Expenses [Line Items]
Project Name			Waste treatment
Project Description			Removal of non-hazardous household and industrial waste
Project Status [Terminated, In Process]			Terminated
Total Disbursements			$ 127,053
Expenses			$ 127,053
Total disbursements previous period				127,053
Compania Electrica de Tarapaca S.A. [Member] | Abatement Nox [Member]
Environmental Expenses [Line Items]
Project Name			Abatement Nox (LNF burners + OFA), desulfurizer and monitoring CEMS emissions
Project Description			Abatement Nox (LNF burners + OFA), desulfurizer and monitoring CEMS emissions
Project Status [Terminated, In Process]			Terminated
Total Disbursements			$ 9,624
Amounts Capitalized			$ 9,624
Total disbursements previous period				$ 9,624